Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois  60603

                         March 15, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:       Vincent J. DiStefano

Re:                        FT 3398
               Dow(R) Target 5 2Q '12 - Term 7/9/13
              Dow(R) Target Dvd. 2Q '12 - Term 7/9/13
              Global Target 15 2Q '12 - Term 7/9/13
             Nasdaq(R) Target 15 2Q '12 - Term 7/9/13
           NYSE(R) Intl. Target 25 2Q '12 - Term 7/9/13
               S&P Target 24 2Q '12 - Term 7/9/13
             S&P Target SMid 60 2Q '12 - Term 7/9/13
                Target 50/50 2Q '12 - Term 7/9/13
             Target Divsd. Dvd. 2Q '12 - Term 7/9/13
          Target Dvd. Multi-Strat. 2Q '12 - Term 7/9/13
              Target Dbl. Play 2Q '12 - Term 7/9/13
               Target Focus 5 2Q '12 - Term 7/9/13
         Target Global Dvd. Leaders 2Q '12 - Term 7/9/13
               Target Growth 2Q '12 - Term 7/9/13
              Target Small-Cap 2Q '12 - Term 7/9/13
           Target VIP Cons. Eqty. 2Q '12 - Term 7/9/13
        Value Line(R) Divsd. Target 40 2Q '12 - Term 7/9/13
           Value Line(R) Target 25 2Q '12 - Term 7/9/13
                         (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of the Amendment No. 3 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on March 15, 2012. First Trust
Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust.

     The Trust will consist of the eighteen separate series described above. The portfolio for each series will be selected through application of an objective investment strategy. We have modified the language in the Trust's prospectus to conform with comments received from the staff of the Commission in a phone
conversation on March 9, 2012 with the following exceptions.   In
the Dow(R) Target Dividend Strategy, we were asked to modify the first bullet point of the strategy by adding the word "positive" to "Greatest change in return on assets over the last 12 months." As this is not how the strategy is applied we have not made the
change.   However, we did add the following at  the  end  of  the
second sentence of such bullet point, "and would receive a higher ranking than a stock with a negative change in return on assets." Also, in the Target Small-Cap Strategy you had asked why the market capitalization and average trading volumes are based on 1996 dollars which are periodically adjusted for inflation. First Trust has informed us that they developed this strategy in 1996 and that market capitalization and average trading volumes set forth in Step 2 of the strategy were consistent with small-cap stocks in 1996 and that adjusting these numbers for inflation causes the strategy to select small-cap stocks regardless of when the strategy is applied.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about March 30, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for each of the investment strategies by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on March 30, 2012.

     Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By /s/ Brian D. Free
                                      -------------------
                                        Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure